Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON
FUNDS®
BARON WEALTHBUILDER FUND®
Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information dated April 30, 2025
Effective immediately, in connection with the changes to the principal investment strategies of Baron WealthBuilder Fund (the “Fund”), the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) of the Fund are modified as follows:
On page 2 of the Summary Prospectus and page 4 of the Prospectus of the Fund, the following information supersedes and replaces the first paragraph in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund because it invests, at any given time, in the securities of a select number of Baron mutual funds and affiliated exchange-traded funds (“ETFs” and collectively, the “Underlying Funds”), representing specific investment strategies. The Fund normally invests in a variety of domestic and international equity funds. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
On page 3 of the Summary Prospectus and page 5 of the Prospectus of the Fund, the following information supersedes and replaces the table in the section “Underlying Funds”:

Baron WealthBuilder Fund
Strategy	Fund
Small Cap	Baron Discovery Fund
Baron Small Cap Fund
Baron Growth Fund
Small‑Mid Cap	Baron Focused Growth Fund
Baron SMID Cap ETF
Mid Cap	Baron Asset Fund
Large Cap	Baron Fifth Avenue Growth Fund
Baron Durable Advantage Fund
All Cap	Baron Partners Fund
Baron Opportunity Fund
Baron First Principles ETF
International / Global	Baron International Growth Fund
Baron Emerging Markets Fund
Baron Global Opportunity Fund
Baron India Fund
Baron Global Durable Advantage ETF
Sector	Baron Real Estate Fund
Baron Real Estate Income Fund
Baron Health Care Fund
Baron Financials ETF
Baron Technology ETF

Baron WealthBuilder Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BARON
FUNDS®
BARON WEALTHBUILDER FUND®
Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information dated April 30, 2025
Effective immediately, in connection with the changes to the principal investment strategies of Baron WealthBuilder Fund (the “Fund”), the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) of the Fund are modified as follows:
On page 2 of the Summary Prospectus and page 4 of the Prospectus of the Fund, the following information supersedes and replaces the first paragraph in the section “Principal Investment Strategies of the Fund”:
The Fund is a diversified fund because it invests, at any given time, in the securities of a select number of Baron mutual funds and affiliated exchange-traded funds (“ETFs” and collectively, the “Underlying Funds”), representing specific investment strategies. The Fund normally invests in a variety of domestic and international equity funds. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
On page 3 of the Summary Prospectus and page 5 of the Prospectus of the Fund, the following information supersedes and replaces the table in the section “Underlying Funds”:

Baron WealthBuilder Fund
Strategy	Fund
Small Cap	Baron Discovery Fund
Baron Small Cap Fund
Baron Growth Fund
Small‑Mid Cap	Baron Focused Growth Fund
Baron SMID Cap ETF
Mid Cap	Baron Asset Fund
Large Cap	Baron Fifth Avenue Growth Fund
Baron Durable Advantage Fund
All Cap	Baron Partners Fund
Baron Opportunity Fund
Baron First Principles ETF
International / Global	Baron International Growth Fund
Baron Emerging Markets Fund
Baron Global Opportunity Fund
Baron India Fund
Baron Global Durable Advantage ETF
Sector	Baron Real Estate Fund
Baron Real Estate Income Fund
Baron Health Care Fund
Baron Financials ETF
Baron Technology ETF